Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Mar. 06, 2024 CNY (¥) shares	Dec. 15, 2023 shares	Nov. 29, 2023 $ / shares shares	Feb. 02, 2021 $ / shares shares	Feb. 02, 2021 CNY (¥) shares	Dec. 31, 2024 $ / shares shares		Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares shares	Mar. 06, 2024 USD ($) $ / shares	Jul. 31, 2023 CNY (¥) shares	Aug. 23, 2022 shares	Apr. 21, 2022 $ / shares	May 08, 2021 shares
Shareholder's Equity [Line Items]
Underwritten public offering shares					20,577
Net proceeds (in Yuan Renminbi) | ¥					¥ 111,559
Other offering expenses (in Yuan Renminbi) | ¥					¥ 18,244
Company issued earn-out shares															8,334
Ordinary shares incentive plan		1,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024
Additional round-up shares			34,224
Aggregate cash consideration	¥ 1,705										$ 240
Warrants outstanding						10,352,236
New warrants share
Warrants issued						23,663
Exercisable ordinary share (in Dollars per share) | $ / shares						$ 2,760
Warrant price per share (in Dollars per share) | $ / shares						2.4
Last sale price (in Dollars per share) | $ / shares						$ 3,960
Warrants purchase price				20,577
Exercisable price (in Dollars per share) | $ / shares			$ 0.024											$ 0.002
Warrants shares				740,740
Additional unit purchased										138
Warrant [Member]
Shareholder's Equity [Line Items]
Offering price per share (in Dollars per share) | $ / shares				$ 2.4
Exercisable price (in Dollars per share) | $ / shares				$ 972
Number of units purchased										1,250
SAPC [Member]
Shareholder's Equity [Line Items]
Warrants expire term						5 years
Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary share authorized			12
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Class A Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares												234,121
Ordinary share authorized			20,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024			$ 0.024		$ 0.024
Ordinary shares authorized			20,000,000			20,000,000	[1]	20,000,000	[1]
Ordinary shares authorized				20,577
Shares issued						4,167		4,167
New warrants share						33,399
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares													41,667
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Class A Ordinary Shares One [Member]
Shareholder's Equity [Line Items]
Company issued earn-out shares												234,121
Accrued interest (in Yuan Renminbi) | ¥												¥ 39
Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary share authorized			5,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024			$ 0.024		$ 0.024
Ordinary shares authorized			240,000,000			5,000,000	[1]	5,000,000	[1]
Ordinary shares authorized			220,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Shares issued	80,000
Offering price per share (in Dollars per share) | $ / shares											$ 3
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholder's Equity [Line Items]
Number of Votes			(35)
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholder's Equity [Line Items]
Number of Votes			(55)
Underwritten public offering [Member] | Class A Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Share Capital [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Ordinary shares authorized			5,000,000
Public Offering [Member]
Shareholder's Equity [Line Items]
Warrants issued						5,679,011
Exercisable price (in Dollars per share) | $ / shares										$ 2,760
Public Offering [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares authorized			60,000,000
Warrant [Member]
Shareholder's Equity [Line Items]
Purchase shares						9,736
Warrant [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares authorized			55,000,000
Share Consolidation [Member] | Class B Ordinary Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024
Private Warrants [Member]
Shareholder's Equity [Line Items]
Warrants outstanding						4,673,225

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.